Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	136,949,657
Proposed Maximum Offering Price per Unit	110.61
Maximum Aggregate Offering Price	$ 15,148,001,561
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,091,939.02
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of Class A Common Stock, par value $0.001 per share (the “Common Stock”), of Space Exploration Technologies Corp. (the “Registrant”), that may become issuable with respect to the securities identified in this row by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock. Represents shares of Common Stock issued pursuant to settlement of restricted stock units or exercise of options under the Registrant’s Amended and Restated 2024 Equity Incentive Plan, the Registrant’s Amended and Restated 2015 Equity Incentive Plan, the Swarm Technologies, Inc. 2017 Stock Plan, the xAI Holdings Corp. 2025 Equity Incentive Plan, the xAI Corp. Amended and Restated 2023 Equity Incentive Plan, the X Holdings Corp. 2023 Incentive Plan, or the Mesh Optical Technologies Corporation 2025 Equity Incentive Plan or purchased under the Registrant’s Second Amended and Restated 2017 Employee Stock Purchase Plan or the Registrant’s 2023 Employee Stock Purchase Plan. The proposed maximum offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the average of the high and low sales prices of the Common Stock of $110.61 per share as reported on the Nasdaq Global Select Market on July 31, 2026.